Financial Assets and Liabilities - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of receivables and payables [line items]
Receivables from related parties, current		R$ 58,619	R$ 44,680
Receivables from related parties, non-current		114,722	90,390
Total assets		173,341	135,070
Payables to related parties		392,458	355,971
Corporate operation agreements [member]
Disclosure of receivables and payables [line items]
Payables to related parties		392,458	355,971
Corporate operation agreements [member] | Current Asset [Member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		58,619	44,680
Corporate operation agreements [member] | Non-current Asset [Member]
Disclosure of receivables and payables [line items]
Total assets		36,410	27,523
Corporate operation agreements [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	50,296	38,205
Receivables from related parties, non-current	[1]	36,410	27,523
Payables to related parties	[1]	262,612	215,582
Corporate operation agreements [member] | Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	[1]	7,588	6,263
Payables to related parties	[1]	127,773	136,779
Corporate operation agreements [member] | Aguassanta Participacoes S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		444	29
Corporate operation agreements [member] | Other [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		291	183
Payables to related parties		1,923	3,610
Corporate operation agreements [member] | Radar Propriedades Agrcolas SA [Member]
Disclosure of receivables and payables [line items]
Payables to related parties		150
Preferred shares [member]
Disclosure of receivables and payables [line items]
Total assets		78,312	37,470
Preferred shares [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[1]	78,304	37,470
Preferred shares [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current		8
Financial operations [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current			25,397
Receivables from related parties, non-current		114,722	90,390
Total assets		R$ 173,341	135,076
Financial operations [member] | Other [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current			2,253
Financial operations [member] | Rezende Barbosa [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	[2]		R$ 23,144

[1]	Current and non-current assets receivable from Raízen Energia and Raízen Combustíveis are, primarily, tax credits which will be reimbursed to the Company when realized. The preferred shares are used to Raízen reimburse Cosan, with preferential dividends, when the net operating loss is consumed in Raízen. Current liabilities represent reimburse to Raízen Energia and Raízen Combustíveis related to expenses regarding legal disputes and other liabilities, generated before the formation of joint ventures, which are responsibility of Cosan S.A..
[2]	On September 13, 2019, Cosan and Rezende Barbosa entered into a Private Instrument for Settlement and Termination of Contracts and Other Covenants in which the balance of receivables was settled through the delivery of 1,908,783 and 477,196 shares of Cosan S.A. and Cosan Logística to the Company that were blocked and in custody with a Financial Institution. The equity instruments received in said instrument represent an increase in the Company’s interest of 0.48% and 0.10% in Cosan S.A. and Cosan Logística. Additionally, during the exercise in which the shares held in custody remained blocked, such shares were not entitled to any dividends received, pursuant to the agreement in effect at the time, and the amount of R$20,751 recorded as dividends payable to this shareholder was reversed against retention profit in subsidiary Cosan S.A.